Estimated Useful Lives used in computing Depreciation and Amortization of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2011 Year
Building
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful lives, minimum (years)	3
Estimated useful lives, maximum (years)	50
Machinery and equipment
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful lives, minimum (years)	2
Estimated useful lives, maximum (years)	20